Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt	€ 119	€ (117)	€ (54)
Total debt	22,631	24,568	24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)	€ (10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,790	15,107	17,628
Lease liability total	1,163	1,248
2021
Disclosure of detailed information about borrowings [line items]
Lease liability total	247	272
2026 and later
Disclosure of detailed information about borrowings [line items]
Lease liability total	482	540
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues	21,978	24,207	24,164
Other bank borrowings	296	196	233
Finance lease obligations	0	0	22
Other borrowings	2	25	16
Bank credit balances	285	305	249
Interest rate and currency derivatives used to manage debt	142	(86)	(12)
Total debt	22,703	24,647	24,672
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,862	15,186	17,714
Value on redemption | 2021
Disclosure of detailed information about borrowings [line items]
Bond issues	2,280	4,079	2,181
Other bank borrowings	200	156	176
Finance lease obligations	0	0	4
Other borrowings	2	12	3
Bank credit balances	285	305	249
Interest rate and currency derivatives used to manage debt	85	(86)	(12)
Total debt	2,852	4,466	2,601
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	68	(28)	(33)
Net debt	(10,995)	(4,989)	(4,357)
Value on redemption | 2022
Disclosure of detailed information about borrowings [line items]
Bond issues	2,700	2,284	3,936
Other bank borrowings	73	6	15
Finance lease obligations	0	0	3
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	57		0
Total debt	2,830	2,290	3,954
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	6	(6)	0
Net debt	2,836	2,284	3,954
Value on redemption | 2023
Disclosure of detailed information about borrowings [line items]
Bond issues	3,569	2,700	2,243
Other bank borrowings	6	6	3
Finance lease obligations	0	0	3
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0		0
Total debt	3,575	2,706	2,249
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	3,575	2,706	2,249
Value on redemption | 2024
Disclosure of detailed information about borrowings [line items]
Bond issues	600	3,642	1,850
Other bank borrowings	2	23	3
Finance lease obligations	0	0	3
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	602	3,665	1,856
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	602	3,665	1,856
Value on redemption | 2025
Disclosure of detailed information about borrowings [line items]
Bond issues	1,750	600	3,622
Other bank borrowings	6	5	28
Finance lease obligations	0	0	4
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	1,756	605	3,654
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	1,756	605	3,654
Value on redemption | 2026 and later
Disclosure of detailed information about borrowings [line items]
Bond issues	11,079	10,902	10,332
Other bank borrowings	9	0	8
Finance lease obligations	0	0	5
Other borrowings	0	13	13
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	11,088	10,915	10,358
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	€ 11,088	€ 10,915	€ 10,358